Operating costs and other operating income	12 Months Ended
Dec. 31, 2025
Operating costs and other operating income
Operating costs and other operating income

8.      Operating costs and other operating income

R&D EXPENSES

The following table summarizes R&D expenses for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(147,197)	€(87,740)	€(95,788)
Subcontracting	(232,906)	(160,076)	(82,997)
Disposables and lab fees and premises costs	(10,812)	(17,629)	(18,083)
Amortization, depreciation and impairment	(42,371)	(35,378)	(22,254)
Professional fees	(7,611)	(15,949)	(9,272)
Other operating expenses	(18,524)	(18,687)	(12,900)
Total R&D expenses	€(459,421)	€(335,459)	€(241,294)

The table below summarizes our R&D expenses for the years ended December 31, 2025, 2024 and 2023, broken down by program.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

SIKi program	€(12,772)	€(18,400)	€(18,900)
TYK2 program on GLPG3667	(36,744)	(34,965)	(31,289)
Cell therapy programs in oncology	(295,610)	(170,998)	(82,218)
Other discovery programs	(114,295)	(111,096)	(108,887)
Total R&D expenses	€(459,421)	€(335,459)	€(241,294)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(6,601)	€(6,561)	€(2,997)
Amortization, depreciation and impairment	3,465	(4,475)	(113)
External outsourcing costs	(1,392)	(2,813)	(1,776)
Professional fees	(62)	(904)	(131)
Other operating expenses	(1,510)	(2,440)	(659)
Total sales and marketing expenses	€(6,100)	€(17,193)	€(5,676)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(74,390)	€(52,642)	€(66,098)
Amortization, depreciation and impairment	(12,951)	(8,697)	(15,978)
Legal and professional fees	(29,515)	(33,960)	(23,250)
Other operating expenses	(30,477)	(21,946)	(22,963)
Total general and administrative expenses	€(147,333)	€(117,245)	€(128,289)

IMPAIRMENT OF THE CELL THERAPY ACTIVITIES

The acquisition of both CellPoint and AboundBio in 2022 resulted in a goodwill. This goodwill was allocated the CAR-T/cell therapy CGU, together with intangibles assets acquired as a result of this business combination and some (in)tangibles related to this CGU. During 2025, as a result of the announced intention to wind down our cell therapy activities (i.e., the CAR-T/cell therapy CGU), we performed an impairment analysis to review the recoverable amount of the CAR-T/cell therapy CGU associated assets.

The review led to an impairment loss of €228.1 million, consisting of a full impairment of the goodwill (€69.4 million) and intangible assets (€132.0 million) and a partial impairment of property, plant and equipment (€26.7 million) allocated to the Car-T/cell therapy CGU. We refer to note 2 for more information about the wind-down of the cell therapy activities.

The impairment loss has no impact on our cash flows.

OTHER OPERATING INCOME

The following table summarizes other operating income for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Grant income	€57	€2,035	€6,618
R&D incentives income	27,218	27,223	32,968
Fair value adjustment contingent consideration payable	21,760	—	—
Other	4,458	11,515	7,686
Total other operating income	€53,493	€40,773	€47,272

The grant income in 2025, 2024 and 2023 was fully related to grants from a Flemish agency and the Belgian government. In many cases these grant agreements carry clauses which require us to maintain a presence in the same region for a number of years and invest according to pre-agreed budgets. Grant income in 2023 also included a grant of €6.1 million from the National Institute for Health and Disability Insurance (2025: nil, 2024: nil). This grant aimed to incentivize innovative Belgian biotech companies who are performing R&D activities in order to identify new medicines.

As a consequence of the wind-down of the cell therapy activities, the fair value of the contingent consideration payable to the former owners of CellPoint was reduced to nil. We refer to note 27.” Trade and other liabilities and other non-current liabilities” for more explanation on this contingent consideration.

Other income decreased mainly due to lower rental income, and less recharges to Alfasigma.

R&D incentives income was primarily composed of:

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Income from innovation incentive system in France	€—	€2,056	€5,881
Income from Belgian R&D incentives	13,610	16,943	16,535
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	13,608	8,224	10,552
Total R&D incentives income	€27,218	€27,223	€32,968